Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2024	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Value added tax percentage	6.00%
Compensation limit amount		$ 70,000	¥ 500,000